Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 133.8%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	398,986
Alaska 1.5%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,273,460
Arizona 3.2%
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	200,000	218,856
Series C, 144A, 5.5%, 1/1/2054	300,000	339,723
Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2054	175,000	185,213
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,593,800
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	60,000	65,827
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
Series B, 144A, 5.0%, 7/1/2049	85,000	97,583
Series B, 144A, 5.0%, 7/1/2054	60,000	68,362
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	202,740
Series A, 144A, 5.25%, 7/1/2048	250,000	260,338
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	786,584
		4,819,026
California 9.7%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	300,000	318,561
Series A-1, 5.25%, 6/1/2047	200,000	213,372
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	2,117,025
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	137,954
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,479,829
5.25%, 4/1/2035	1,230,000	1,340,725
5.5%, 3/1/2040	1,000,000	1,003,500
California, State Municipal Finance Authority Revenue, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	368,157
Series A, AMT, 5.0%, 12/31/2047	160,000	195,394
Series A, AMT, 5.0%, 6/1/2048	60,000	73,123
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	224,568
Series A, 144A, 5.25%, 12/1/2056	735,000	849,116
Series A, 5.5%, 12/1/2054	195,000	225,338
Series A, 144A, 5.5%, 12/1/2058	105,000	127,076
California, Statewide Communities Development Authority, College Housing Revenue, NCCD-Hooper Street LLC, College of the Arts Project, 144A, 5.25%, 7/1/2049	825,000	983,161
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,134,180
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	545,435
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,146,650
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,403,040
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	520,303
		14,406,507
Colorado 4.0%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	250,490
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	272,934
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	830,726
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	479,451
Series A, 5.0%, 12/1/2035	250,000	289,070
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,159,120
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	197,708
Series A, 5.0%, 12/1/2048	260,000	310,515
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	221,124
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	730,197
Series A, AMT, 5.25%, 11/15/2043	600,000	678,318
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	140,000	171,088
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	347,760
		5,938,501
Connecticut 0.1%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, PIK, 7/1/2031*	2,983,189	111,870
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	102,452
		214,322
District of Columbia 1.3%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	141,504
Series A, 5.0%, 7/1/2052	195,000	211,431
District of Columbia, Metropolitan Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2053	320,000	373,699
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	224,878
Series A, AMT, 5.0%, 10/1/2043	850,000	952,246
		1,903,758
Florida 11.6%
Alachua County, FL, Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc., Series A, 4.0%, 12/1/2049	210,000	243,222
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	170,038
Series A, AMT, 4.0%, 10/1/2049	230,000	267,865
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044*	290,000	272,600
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	402,851
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	261,119
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	1,000,000	1,118,510
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% **, 1/1/2049	355,000	366,836
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,932,847
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, 4.0%, 10/1/2049	1,000,000	1,109,600
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	220,625
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	108,909
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	48,567
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	154,186
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	400,000	441,004
144A, 4.375%, 5/1/2050	300,000	331,482
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	486,264
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	617,590
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	300,000	316,056
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	361,113
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	572,715
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	580,121
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	804,058
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	841,462
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.75%, 11/15/2054	500,000	529,685
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,323,213
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,634,460
Series A, 5.0%, 7/1/2037	1,590,000	1,736,661
		17,253,662
Georgia 3.2%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,121,170
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	399,352
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	209,351
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,067,840
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	252,890
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	119,085
Series A, 5.5%, 8/15/2054	180,000	215,469
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,445,310
		4,830,467
Guam 0.9%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	251,675
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	79,508
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,027,030
		1,358,213
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	811,878
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	793,030
		1,604,908
Illinois 13.5%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	131,634
Series A, 5.0%, 12/1/2033	100,000	125,082
Series H, 5.0%, 12/1/2036	245,000	298,373
Series H, 5.0%, 12/1/2046	140,000	167,233
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	200,000	241,394
Series A, 5.5%, 1/1/2049	215,000	268,314
Series A, 6.0%, 1/1/2038	455,000	573,477
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,885,920
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,142,710
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,085,940
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	494,755
Series A, AMT, 5.0%, 1/1/2053	500,000	611,635
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	156,480
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,014,110
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	551,777
Series A, 5.0%, 6/15/2057	390,000	460,173
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	2,072,520
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, Series A, 5.0%, 6/15/2050 (a)	135,000	165,671
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	388,546
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	1,021,150
Illinois, State Finance Authority Revenue, Lutheran Communities:
Series A, 5.0%, 11/1/2040	30,000	33,328
Series A, 5.0%, 11/1/2049	40,000	43,933
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	610,066
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	1,500
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,071,330
Illinois, State General Obligation:
5.0%, 2/1/2027	500,000	614,665
Series D, 5.0%, 11/1/2027	500,000	622,665
5.0%, 2/1/2029	225,000	274,986
Series A, 5.0%, 10/1/2033	620,000	776,494
Series B, 5.0%, 10/1/2033	395,000	494,702
Series A, 5.0%, 12/1/2038	350,000	426,213
Series A, 5.0%, 12/1/2039	750,000	911,497
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	447,520
		20,185,793
Indiana 3.2%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	427,170
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	1,000,000	1,082,310
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	528,830
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,838,788
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	780,000	926,164
		4,803,262
Iowa 1.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	290,000	337,024
Series A, 5.0%, 5/15/2047	1,000,000	1,137,050
Series A, 5.0%, 5/15/2048	425,000	489,872
		1,963,946
Kansas 0.6%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	500,000	537,825
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	295,000	317,715
		855,540
Kentucky 3.1%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	510,457
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,027,300
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,653,091
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	152,518
Series A, 5.25%, 6/1/2041	190,000	228,686
		4,572,052
Louisiana 2.2%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	613,510
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	165,787
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,213,120
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,119,908
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	200,142
		3,312,467
Maine 0.7%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,067,560
Maryland 1.1%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 5.5%, 1/1/2046	375,000	456,990
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,169,370
		1,626,360
Massachusetts 0.8%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series B, 11/15/2056*	505,485	154,901
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	110,596
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	957,524
		1,223,021
Michigan 3.2%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	490,000	488,280
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	307,286
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,063,150
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,154,440
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	208,571
Series C, 5.0%, 7/1/2035	90,000	106,196
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	465,000	466,660
		4,794,583
Minnesota 1.2%
Bethel, MN, Senior Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	80,000	85,152
5.0%, 6/1/2053	50,000	53,061
5.25%, 6/1/2058	130,000	138,945
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	247,336
Series A, 5.0%, 2/15/2053	565,000	696,758
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	252,462
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038 (a)	265,000	271,924
		1,745,638
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	274,145
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	606,535
		880,680
Missouri 2.1%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2049, INS: AGMC	1,000,000	1,245,010
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	200,000	231,486
Series B, 144A, 5.0%, 2/1/2050	220,000	251,275
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	561,325
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	74,714
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	166,807
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	281,748
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	251,770
		3,064,135
Nebraska 0.6%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	637,801
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	89,553
Series A, 5.0%, 9/1/2033, GTY: Goldman Sachs Group, Inc.	155,000	209,814
		937,168
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,698,135
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	83,905
		1,782,040
New Hampshire 0.4%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	113,069
Series A, 144A, 6.125%, 7/1/2052	300,000	335,094
Series A, 144A, 6.25%, 7/1/2042	125,000	141,048
		589,211
New Jersey 5.5%
New Jersey, State Economic Development Authority Revenue:
Series DDD, 5.0%, 6/15/2042	140,000	166,789
Series BBB, 5.5%, 6/15/2030	895,000	1,113,496
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	605,000	626,399
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040 (a)	270,000	276,723
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	139,866
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	579,910
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	138,393
Series A, 5.0%, 6/15/2047	130,000	155,357
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	207,362
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,582,770
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	1,400,000	1,707,930
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	426,458
Series B, 5.0%, 6/1/2046	750,000	883,987
Series A, 5.25%, 6/1/2046	175,000	217,273
		8,222,713
New Mexico 0.3%
New Mexico, State Mortgage Finance Authority, "I", Series D, 3.25%, 7/1/2044	480,000	517,699
New York 5.8%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	840,780
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	51,222
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,201,370
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	314,479
Series E-1, 5.0%, 11/15/2042	70,000	77,442
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	262,314
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	915,000	1,030,958
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	465,973
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	100,000	124,021
AMT, 5.0%, 1/1/2034	100,000	123,786
AMT, 5.0%, 1/1/2036	100,000	123,341
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,385,856
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	60,000	69,622
Series B, 5.0%, 6/1/2045	730,000	765,179
Series B, 5.0%, 6/1/2048	310,000	324,545
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	773,356
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	705,820
		8,640,064
North Carolina 0.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	308,059
5.0%, 10/1/2047	240,000	282,499
		590,558
Ohio 4.8%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series B-2, Class 2, 5.0%, 6/1/2055 (a)	1,335,000	1,509,725
Series A-2, 5.875%, 6/1/2047	1,175,000	1,176,457
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	249,938
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	535,740
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	322,482
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	739,095
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,684,998
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	79,500
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	256,777
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	571,645
		7,126,357
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	223,549
Series B, 5.5%, 8/15/2057	880,000	1,088,701
		1,312,250
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	28,416
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	830,292
		858,708
Pennsylvania 6.7%
Chester County, PA, Health & Education Facilities Authority, Simpson Senior Services Project, 5.0%, 12/1/2051	430,000	484,945
Cumberland County, PA, Municipal Authority, Asbury Obligation Group, 5.0%, 1/1/2045	50,000	55,879
Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	140,000	167,315
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	66,652
5.0%, 12/1/2048	65,000	71,989
5.0%, 12/1/2053	95,000	104,950
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	114,518
5.25%, 7/1/2041	100,000	114,486
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	85,000	98,993
Series A, 5.0%, 12/1/2048	215,000	246,755
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	190,174
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	371,398
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	314,585
5.0%, 6/1/2035	125,000	156,794
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	892,573
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,198,350
AMT, 5.0%, 12/31/2038	1,000,000	1,189,260
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,966,350
Series C, 5.0%, 12/1/2044	240,000	279,010
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	155,030
Series A, 5.0%, 7/1/2049	160,000	182,712
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	617,040
		10,039,758
Puerto Rico 2.7%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, 4.75%, 7/1/2053	2,500,000	2,830,300
Series A, 5.0%, 7/1/2058	997,000	1,143,429
		3,973,729
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	176,636
South Carolina 3.9%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	815,000	816,345
South Carolina, State Jobs-Economic Development Authority, Residential Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	200,000	223,958
5.0%, 4/1/2052	175,000	195,521
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	2,000,000	2,280,780
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,278,029
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,050,734
		5,845,367
Tennessee 0.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	368,937
Series A, 5.0%, 7/1/2044	400,000	485,356
		854,293
Texas 18.9%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	271,731
Series A, 5.0%, 1/1/2043	1,500,000	1,649,100
Prerefunded, 6.0%, 1/1/2041	545,000	568,190
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, Prerefunded, 5.0%, 11/1/2035	1,000,000	1,026,480
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,125,660
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	928,470
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	300,000	372,141
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,807,595
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	62,952
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	772,165
5.0%, 1/1/2048	1,355,000	1,656,867
Port Beaumont, TX, Navigation District Dock & Wharf Facility Revenue, Jefferson's Gulf Coast Energy Project, Series A, 144A, AMT, 4.0%, 1/1/2050	115,000	119,759
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,001,090
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,243,640
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	195,102
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,187,570
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,333,373
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	336,018
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	600,000	711,198
Series B, Prerefunded, 5.0%, 4/1/2053	500,000	572,205
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,084,487
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park, Inc. Project, Series A, 5.5%, 7/1/2054	250,000	267,955
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project, 5.0%, 10/1/2039	180,000	202,336
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	500,000	548,055
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: Goldman Sachs Group, Inc.	2,000,000	2,037,320
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	181,652
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,099,750
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,098,580
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	328,401
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	962,321
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	530,767
		28,282,930
Utah 1.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	235,558
Series A, AMT, 5.0%, 7/1/2047	595,000	720,426
Series A, AMT, 5.0%, 7/1/2048	115,000	141,657
Utah, Infrastructure Agency Telecommunication Revenue, Series 2019, 4.0%, 10/15/2042	650,000	712,114
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	343,984
		2,153,739

Virginia 1.4%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	225,784
Series 2020, 5.125%, 9/1/2055	135,000	138,584
Series A, 5.375%, 9/1/2054	500,000	531,910
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	116,023
144A, 5.0%, 9/1/2045	100,000	114,268
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	865,000	1,029,290
		2,155,859
Washington 3.0%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	104,751
5.0%, 12/1/2046	135,000	140,388
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,207,180
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	415,000	500,706
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, Prerefunded, 5.0%, 2/1/2041	595,000	617,247
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	164,132
5.0%, 8/15/2035	120,000	145,458
5.0%, 8/15/2036	80,000	96,785
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	50,000	54,856
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,148,450
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	55,205
Series A, 144A, 5.0%, 7/1/2048	115,000	125,662
Series A, 144A, 5.0%, 7/1/2053	75,000	81,730
		4,442,550
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	965,123
Wisconsin 3.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	557,995
Series B, 5.0%, 7/1/2048	90,000	97,776
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	219,486
5.0%, 7/1/2052	90,000	98,291
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	911,733
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	70,000	73,276
144A, 5.75%, 5/1/2054	675,000	707,245
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,131,410
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	74,115
144A, 5.0%, 10/1/2048	185,000	210,321
144A, 5.0%, 10/1/2053	350,000	396,928
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	567,230
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	25,000	27,013
Series A, 5.0%, 9/15/2045	30,000	32,279
Series A, 5.0%, 9/15/2050	125,000	134,015
		5,239,113
Total Municipal Bonds and Notes (Cost $181,660,593)		199,802,712
Underlying Municipal Bonds of Inverse Floaters (b) 28.7%
Florida 4.1%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	6,127,550
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 14.36%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.0%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	5,000,000	6,120,425
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 14.57%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	5,000,000	5,860,563
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 10.57%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		11,980,988
New York 8.3%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	5,000,000	6,266,450
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 15.005%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (c)	5,000,000	6,078,325
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 14.915%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		12,344,775
Texas 4.1%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	5,000,000	6,085,713
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 14.57%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	6,237,813
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 14.57%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $39,193,123)		42,776,839
Other Muncipal Related 0.0%
Texas
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project Escrow, Series A, 5.0%, 11/15/2055* (Cost $0)	570,000	5,700
	Shares	Value ($)
Open-End Investment Companies 2.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.953% *** (Cost $3,052,660)	3,051,909	3,052,519

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $223,906,376)	164.5	245,637,770
Floating Rate Notes (b)	(17.6)	(26,250,000)
Series 2018 MTPS, net of deferred offering costs	(46.9)	(69,997,176)
Other Assets and Liabilities, Net	(0.0)	(82,687)
Net Assets Applicable to Common Shareholders	100.0	149,307,907

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project*	8.125%	5/15/2044	290,000	285,934	272,600
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	2,983,189	1,909,657	111,870
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3*	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3*	6.55%	5/1/2027	130,000	1	1
				2,195,592	384,473

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of February 29, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Current yield; not a coupon rate.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (d)	$—	$242,585,251	$—	$242,585,251
Open-End Investment Companies	3,052,519	—	—	3,052,519
Total	$3,052,519	$242,585,251	$—	$245,637,770

(d)	See Investment Portfolio for additional detailed categorizations.